LONG-TERM OPERATING COMMITMENTS - Use of public assets (Details) - SINOP R$ in Thousands	Dec. 31, 2019 BRL (R$)
2021
Use of public assets
Total	R$ 1,958
2022
Use of public assets
Total	1,966
2023
Use of public assets
Total	1,974
2024
Use of public assets
Total	1,982
2025
Use of public assets
Total	1,982
After 2025
Use of public assets
Total	R$ 18,945